Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and dividend income:
Interest and fees on loans		$ 165,964	$ 166,610	$ 158,304
Interest and dividends on securities available for sale:
U. S. government sponsored enterprises		568	3,209	3,112
State and political subdivisions		6	8	22
Mortgage-backed securities and collateralized mortgage obligations-residential		6,131	8,219	6,593
Corporate bonds		1,721	1,096	687
Small Business Administration-guaranteed participation securities		902	1,121	1,339
Mortgage-backed securities and collateralized mortgage obligations-commercial		0	0	37
Other		23	22	18
Total interest and dividends on securities available for sale		9,351	13,675	11,808
Interest on held to maturity securities:
Mortgage-backed securities and collateralized mortgage obligations-residential		604	797	962
Total interest on held to maturity securities		604	797	962
Federal Reserve Bank and Federal Home Loan Bank stock		421	568	564
Interest on federal funds sold and other short-term investments		1,948	10,478	9,276
Total interest and dividend income		178,288	192,128	180,914
Interest expense:
Interest on deposits		23,698	34,853	18,958
Interest on short-term borrowings		1,010	1,468	1,270
Total interest expense		24,708	36,321	20,228
Net interest income		153,580	155,807	160,686
Provision for loan losses		5,600	159	1,400
Net interest income after provision for loan losses		147,980	155,648	159,286
Noninterest income:
Trustco Financial Services income		6,279	6,387	6,283
Fees for services to customers		8,779	10,110	10,912
Net gain on securities transactions	[1]	1,155	0	0
Other		957	2,094	886
Total noninterest income		17,170	18,591	18,081
Noninterest expense:
Salaries and employee benefits		45,647	46,630	42,107
Net occupancy expense		17,519	16,666	17,213
Equipment expense		6,636	7,068	7,068
Professional services		5,618	6,174	6,555
Outsourced services		7,750	7,600	7,500
Advertising expense		1,921	2,521	3,020
FDIC and other insurance expense		2,220	1,787	2,741
Other real estate expense (income), net		92	(166)	1,231
Other		8,301	9,450	10,278
Total noninterest expense		95,704	97,730	97,713
Income before income taxes		69,446	76,509	79,654
Income taxes		16,994	18,669	18,209
Net income		$ 52,452	$ 57,840	$ 61,445
Earnings per share:
Basic (in dollars per share)		$ 0.544	$ 0.597	$ 0.637
Diluted (in dollars per share)		$ 0.543	$ 0.597	$ 0.636

[1]	Not within the scope of ASC 606.